PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	¥ 7,710,711	¥ 8,608,131
Restricted cash	42,135	158,075
Prepaid expenses	174,949	186,807
Other current assets	295,560	427,295
Total current assets	10,983,653	11,951,076
Non-current assets
Other non-current assets	885,035	664,643
Total non-current assets	63,463,037	62,862,878
Total assets	74,446,690	74,813,954
Current liabilities
Short-term borrowings	674,010	1,652,196
Convertible bonds payable, current		2,083,829
Accounts payable	3,424,937	3,092,884
Accrued expenses and other payables	1,198,451	1,016,961
Due to subsidiaries	17,104	16,995
Total current liabilities	8,305,476	10,603,375
Non-current liabilities
Convertible bonds payable	8,434,766	4,294,985
Total non-current liabilities	46,017,411	40,025,924
Total liabilities	54,322,887	50,629,299
Mezzanine Equity
Redeemable preferred shares (US $0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2022 and 2023; Redemption value of RMB1,047,012 and RMB1,064,766 as of December 31, 2022 and 2023, respectively; Liquidation preference of RMB1,047,012 and RMB1,064,766 as of December 31, 2022 and 2023, respectively)	1,064,766	1,047,012
Total mezzanine equity	1,064,766	1,047,012
Shareholders' equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 and 3,500,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 1,456,842,655 and 1,480,842,655 Class A ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively; 67,590,336 and 43,590,336 Class B ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)	516	516
Additional paid-in capital	29,337,095	29,048,598
Accumulated other comprehensive loss	(974,393)	(848,360)
Accumulated deficit	(9,469,758)	(5,179,705)
Total GDS Holdings Limited shareholders' equity	18,893,460	23,021,049
Commitments and contingencies
Total liabilities, mezzanine equity and equity	74,446,690	74,813,954
Parent Company | Reportable Legal Entities
Current assets
Cash	223,533	760,716
Restricted cash		20,402
Prepaid expenses	737	9,698
Loans and amounts due from subsidiaries and consolidated VIEs, current	1,082,359
Other current assets	3,939	2,422
Total current assets	1,310,568	793,238
Non-current assets
Investment, loans and amounts due from subsidiaries and consolidated VIEs, non-current	27,417,363	30,891,361
Other non-current assets	73	184
Total non-current assets	27,417,436	30,891,545
Total assets	28,728,004	31,684,783
Current liabilities
Short-term borrowings		1,045,252
Convertible bonds payable, current		2,083,829
Accounts payable	3,810	1,188
Accrued expenses and other payables	134,090	49,670
Due to subsidiaries	197,112	141,798
Total current liabilities	335,012	3,321,737
Non-current liabilities
Convertible bonds payable	8,434,766	4,294,985
Total non-current liabilities	8,434,766	4,294,985
Total liabilities	8,769,778	7,616,722
Mezzanine Equity
Redeemable preferred shares (US $0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2022 and 2023; Redemption value of RMB1,047,012 and RMB1,064,766 as of December 31, 2022 and 2023, respectively; Liquidation preference of RMB1,047,012 and RMB1,064,766 as of December 31, 2022 and 2023, respectively)	1,064,766	1,047,012
Total mezzanine equity	1,064,766	1,047,012
Shareholders' equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 and 3,500,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 1,456,842,655 and 1,480,842,655 Class A ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively; 67,590,336 and 43,590,336 Class B ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)	516	516
Additional paid-in capital	29,337,095	29,048,598
Accumulated other comprehensive loss	(974,393)	(848,360)
Accumulated deficit	(9,469,758)	(5,179,705)
Total GDS Holdings Limited shareholders' equity	18,893,460	23,021,049
Commitments and contingencies
Total liabilities, mezzanine equity and equity	¥ 28,728,004	¥ 31,684,783